GOLDMAN SACHS TRUST

Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs MLP & Energy Fund

Supplement dated March 30, 2018 to the

Summary Prospectuses, Statutory Prospectus and Statement of Additional Information,

each dated March 30, 2018, as supplemented to date

Class T Shares for the Goldman Sachs MLP Energy Infrastructure Fund and Goldman Sachs MLP & Energy Fund (together, the “Funds”) are not currently offered by the Funds.

This Supplement should be retained with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information for future reference.

MLPCLASSTSTK 03-18